RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY

NOTE 8 – RELATED PARTY

At March 31, 2017 the Company had a legal accrual to a related party of $25,000 and travel and office expense accruals of officers in the amount of $268. At December 31, 2016 the Company had a legal accrual to related party of $2,900 and travel and office expense accruals of officers in the amount of $2,659.

NOTE 9 – RELATED PARTY

At December 31, 2016 the Company had a legal accrual to related party of $2,900 and travel and office expense accruals of officers in the amount of $2,659. At December 31, 2015 the Company had a legal accrual to related party of $1,420 and travel and office expense accruals of officers in the amount of $3,649.